UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10003

T. Rowe Price Developing Technologies Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 96.7%
HARDWARE 9.2%
Consumer Electronics 1.1%
DTS (1)	18,400	441
		441
Enterprise Hardware 8.1%
FEI (1)	80,000	1,747
Orbotech (1)	42,000	770
Palm (1)	145,000	725
		3,242
Total Hardware		3,683
MEDIA 7.9%
Gaming 2.3%
WMS Industries (1)	25,000	899
		899
Internet 5.6%
Blue Nile (1)	7,000	379
CNET Networks (1)	81,500	579
Limelight Networks (1)	23,800	77
LivePerson (1)	120,000	372
Salary.com (1)	63,000	415
The Knot (1)	35,000	411
		2,233
Total Media		3,132
SEMICONDUCTORS 26.2%
Analog Semiconductors 5.8%
Diodes (1)	25,000	549
Intersil, Class A	16,000	411
Micrel	45,000	417
Semtech (1)	65,000	931
		2,308
Digital Semiconductors 16.2%
Conexant Systems (1)	435,000	252
Integrated Device Technology (1)	205,000	1,831
ON Semiconductor (1)	80,000	454
PMC-Sierra (1)	310,000	1,767
Silicon Laboratories (1)	15,000	473
Veeco (1)	30,000	499
Xilinx	50,000	1,188
		6,464
Semiconductor Capital Equipment 4.2%
Axcelis Technologies (1)	45,000	252
Cymer (1)	11,500	300
Entegris (1)	20,000	144
Formfactor (1)	23,000	439
Mattson Technology (1)	90,000	548
		1,683

Total Semiconductors		10,455
SOFTWARE 39.4%

Applications Software 21.1%
Ariba (1)	115,000	1,111
Art Technology Group (1)	130,000	504
Bottomline Technologies (1)	100,000	1,260
Digital River (1)	35,000	1,084
Omniture (1)	30,723	713
RightNow Technologies (1)	65,000	773
Sonic Solutions (1)	12,000	116
Sourcefire (1)	125,000	745
Synaptics (1)	11,000	263
Ultimate Software Group (1)	17,000	511
Verint Systems (1)	37,000	597
Wind River Systems (1)	95,000	735
		8,412
Consumer Software 5.9%
Glu Mobile (1)	140,000	629
Take-Two Interactive Software (1)	20,000	510
THQ (1)	55,000	1,199
		2,338
Enterprise Software 1.4%
Blackboard (1)	13,000	434
DemandTec (1)	11,400	116
		550
Infrastructure Software 3.5%
Red Hat (1)	75,000	1,379
		1,379
Systems Software 3.8%
Ansoft (1)	20,000	610
Cogent (1)	17,000	160
Quest Software (1)	17,400	228
Secure Computing (1)	80,000	516
		1,514
Technical Software 3.7%
DealerTrack (1)	17,000	344
PDF Solutions (1)	80,000	441
Taleo, Class A (1)	22,000	427
Virage Logic (1)	48,000	276
		1,488
Total Software		15,681
TELECOM EQUIPMENT 9.0%
Wireless Equipment 2.0%
Intermec (1)	20,000	444
Trimble Navigation (1)	12,000	343
		787
Wireline Equipment 7.0%
Acme Packet (1)	50,000	400
Blue Coat Systems (1)	16,600	366
F5 Networks (1)	20,000	363
Finisar (1)	400,000	512
Juniper Networks (1)	15,000	375
Optium (1)	70,000	492
Starent Networks (1)	22,000	297
		2,805
Total Telecom Equipment		3,592
TELECOM SERVICES 5.0%
Competitive Local Exchange Carriers 0.8%
Cogent Communications Group (1)	18,500	339
		339
Wireless - Domestic 4.2%
Crown Castle International (1)	48,100	1,659
		1,659
Total Telecom Services		1,998

Total Common Stocks (Cost $46,318)		38,541
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve
Investment Fund, 1.35% (2)(3)	1,175,561	1,176
Total Short-Term Investments (Cost $1,176)		1,176
Total Investments in Securities
99.7% of Net Assets (Cost $47,494)		$39,717

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies

(3) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/08	12/31/07
T. Rowe Price
Government Reserve
Investment Fund, 1.35%	¤	¤	$ 8	$ 1,176	$ 2,403

Totals			$ 8	$ 1,176	$ 2,403

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:
Investment in securities, at cost	$1,176
Dividend income	8
Interest income	-
Investment income	$ 8
Realized gain (loss) on securities	-
Capital gain distributions from
mutual funds	-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Developing Technologies Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Developing Technologies Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk) Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs Investments in Securities

Level 1 – quoted prices $ 37,945,000 Level 2 – significant other observable inputs 1,772,000 Level 3 – significant unobservable inputs 0 Total $ 39,717,000

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $47,494,000. Net unrealized loss aggregated $7,777,000 at period-end, of which $2,274,000 related to appreciated investments and $10,051,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Developing Technologies Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008